ACCOUNTS PAYABLE AND ACCRUED CHARGES (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued charges
Trade and accruals	$ 457,789	$ 356,825
Salaries and employee benefits	90,290	87,122
Interest payable	44,112	43,901
Stock-based compensation	779	4,062
Total accounts payable and accrued charges	$ 592,970	$ 491,910	$ 456,437